Document and entity information	12 Months Ended
Dec. 31, 2012
Document Information [Abstract]
Document Type	20-F
Document period end date	Dec 31, 2012
Amendment flag	false
Document Period Focus	2012
Document Fiscal Period Focus	FY
Entity Information [Abstract]
Current fiscal year end date	--12-31
Entity central index key	0001434754
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SAFE BULKERS, INC.
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding	76,661,451

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 102,724	$ 28,121
Accounts receivable	37,047	5,550
Due from Manager	0	24
Inventories	5,900	2,653
Accrued revenue	554	0
Restricted cash	22,800	0
Prepaid expenses and other current assets	2,804	1,611
Total current assets	171,829	37,959
FIXED ASSETS:
Vessels, net	810,001	655,356
Advances for vessel acquisition and vessels under construction	39,902	122,307
Total fixed assets	849,903	777,663
OTHER NON CURRENT ASSETS:
Deferred finance charges, net	6,467	6,226
Restricted cash	3,923	5,423
Accrued Revenue	92	0
Long-term investment	50,000	50,000
Total assets	1,082,214	877,271
CURRENT LIABILITIES:
Current portion of long-term debt	19,199	18,486
Unearned revenue	18,205	23,211
Trade accounts payable	3,061	1,183
Accrued liabilities	6,364	6,556
Derivative liabilities	591	2,237
Due to Manager	73	0
Total current liabilities	47,493	51,673
Derivatives liabities	8,978	10,130
Long-term debt, net of current portion	596,468	465,805
Unearned revenue - Long-term	3,419	17,821
Total liabilities	656,358	545,429
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 70,891,916 and 76,661,451 issued and outstanding at December 31, 2011 and 2012, respectively	77	71
Preferred stock, $0.01 par value; 20,000,000 authorized, none issued or outstanding	0	0
Additional paid in capital	150,269	114,918
Retained earnings	275,510	216,853
Total shareholders' equity	425,856	331,842
Total liabilities and shareholders' equity	$ 1,082,214	$ 877,271

Consolidated Balance Sheet (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares issued	76,661,451	70,891,916
Ordinary shares outstanding	76,661,451	70,891,916
Preference shares par value	$ 0.01	$ 0.01
Preference shares authorized	20,000,000	20,000,000

Consolidated Statemenets of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Revenues	$ 187,557	$ 172,036	$ 159,698
Commissions	(3,261)	(3,128)	(2,678)
Net revenues	184,296	168,908	157,020
EXPENSES:
Voyage expenses	(7,286)	(1,987)	(610)
Vessel operating expenses	(34,540)	(26,066)	(23,128)
Depreciation	(32,250)	(23,637)	(19,673)
General and administrative expenses
-Management fee to related party	(7,726)	(6,026)	(4,880)
-Third party expenses	(2,220)	(2,463)	(2,138)
Early redelivery income, net	11,677	207	132
Gain on sale of assets	0	0	15,199
Operating income	111,951	108,936	121,922
OTHER (EXPENSE)/INCOME:
Interest expense	(9,072)	(5,250)	(6,423)
Other finance costs	(1,268)	(1,055)	(330)
Interest income	1,122	1,046	2,627
Loss on derivatives	(5,384)	(12,491)	(8,164)
Foreign currency gain/(loss)	(3)	(799)	281
Amortization and write-off of deferred finance charges	(1,226)	(653)	(266)
Net income	$ 96,120	$ 89,734	$ 109,647
Earnings per share in U.S.Dollars, basic and diluted	$ 1.27	$ 1.29	$ 1.73
Weighted Average Number of Shares, Basic and Diluted	75,468,465	69,463,093	63,300,466

Consolidated Statements of Shareholders Equity (USD $) In Thousands	Total	Common Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2009	$ 97,219	$ 55	$ 90	$ 97,074
Net income	109,647			109,647
Issuance of common stock	74,967	11	74,956
Share based compensation	120		120
Dividends	(37,820)			(37,820)
Balance at Dec. 31, 2010	244,133	66	75,166	168,901
Net income	89,734			89,734
Issuance of common stock	39,637	5	39,632
Share based compensation	120		120
Dividends	(41,782)			(41,782)
Balance at Dec. 31, 2011	331,842	71	114,918	216,853
Net income	96,120			96,120
Issuance of common stock	35,237	6	35,231
Share based compensation	120		120
Dividends	(37,463)			(37,463)
Balance at Dec. 31, 2012	$ 425,856	$ 77	$ 150,269	$ 275,510

Consolidated Statements of Shareholders Equity (Parantheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Common Stock Dividends Per Share Declared	$ 0.5	$ 0.6	$ 0.6

Consolidated Statemenets of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	$ 96,120	$ 89,734	$ 109,647
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	32,250	23,637	19,673
Gain on sale of assets	0	0	(15,199)
Amortization and write-off of deferred finance charges	1,226	653	266
Unrealized foreign exchange (gain)	0	0	(326)
Unrealized (gain)/loss on derivatives	(2,798)	263	(4,508)
Share based compensation	120	120	120
Change in:
Accounts receivable trade	303	(4,265)	620
Due from Manager	24	(24)	0
Inventories	(3,247)	(1,236)	(172)
Accrued revenue	(646)	0	1,693
Prepaid expenses and other current assets	(575)	(452)	(37)
Due to Manager	73	(449)	430
Trade accounts payable	1,878	(287)	(1,198)
Accrued liabilities	(255)	547	(1,523)
Unearned revenue	(19,408)	(1,052)	8,661
Net Cash Provided by Operating Activities	105,065	107,189	118,147
Cash Flows from Investing Activities:
Vessel acquisitions including advances for vessels under construction	(136,845)	(160,969)	(192,418)
Proceeds from sale of assets	0	0	32,168
Increase in restricted cash	(23,300)	0	(650)
Restricted cash released	2,000	0	6,382
Increase in bank time deposits	0	0	(86,548)
Maturity of bank time deposits	0	35,080	109,357
Net Cash Used in Investing Activities	(158,145)	(125,889)	(131,709)
Cash Flows from Financing Activities:
Proceeds from long-term debt	312,630	84,000	74,500
Principal payments of long-term debt	(181,254)	(94,453)	(50,992)
Dividends paid	(37,463)	(41,782)	(37,820)
Payment of deferred financing costs	(1,467)	(5,916)	(519)
Proceeds on issuance of common stock (net)	35,237	39,637	74,967
Net Cash Provided by/(Used in) Financing Activities	127,683	(18,514)	60,136
Net increase/(decrease) in cash and cash equivalents	74,603	(37,214)	46,574
Effect of exchange rate changes on cash	0	0	326
Cash and cash equivalents at beginning of year	28,121	65,335	18,435
Cash and cash equivalents at end of year	102,724	28,121	65,335
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	8,534	5,050	6,414
Non cash Investing activities(represent advances and capitalized interest for newbuild Hull No J0131)	$ 32,412	$ 0	$ 0

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

Safe Bulkers, Inc. (“Safe Bulkers”) was formed on December 11, 2007, under the laws of the Republic of The Marshall Islands for the purpose of acquiring an ownership interest in 19 companies, each of which owned or was scheduled to acquire a newbuild drybulk vessel, all of which were under the common control of Polys Hajioannou and his family. The shares of the 19 companies were contributed to Safe Bulkers by Vorini Holdings, Inc. (“Vorini Holdings”), a Marshall Islands corporation controlled by Polys Hajioannou and his family. Safe Bulkers became the owner of 100% of each of the 19 companies, and Vorini Holdings became the sole shareholder of Safe Bulkers.

Safe Bulkers successfully completed its initial public offering (the “IPO”) on June 3, 2008 and its common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “SB.” Following the IPO, Vorini Holdings became the controlling shareholder of Safe Bulkers.

Since its IPO Safe Bulkers successfully completed three additional public offerings. Vorini Holdings continues to be the controlling shareholder of Safe Bulkers, and, accordingly, can control the outcome of matters on which shareholders are entitled to vote, including the election of the entire board of directors and other significant corporate actions.

As of December 31, 2012, Safe Bulkers held 35 wholly-owned companies which are referred to herein as “Subsidiaries”, and which together owned and operated a fleet of 24 drybulk vessels, and were scheduled to acquire an additional six newbuilds (the “Newbuilds”) and one second-hand vessel.

Safe Bulkers and the Subsidiaries are collectively referred to in the notes to the consolidated financial statements as the “Company.”

The Company's principal business is the acquisition, ownership and operation of drybulk vessels. The Company's vessels operate worldwide, carrying drybulk cargo for the world's largest consumers of marine drybulk transportation services. Safety Management Overseas S.A., a company incorporated under the laws of the Republic of Panama (“Safety Management” or the “Manager”), a related party controlled by Polys Hajioannou, provides technical, commercial and administrative management services to the Company.

The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, using the historical carrying costs of the assets and the liabilities of the Subsidiaries listed below.

Subsidiary	Vessel Name	Type	Built
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(1)	Efrossini	Panamax	February 2012
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Staloudi Shipping Corporation (“Staloudi”)(1)	Stalo	Post-Panamax	January 2006
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(3)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(3)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(3)	Venus Horizon	Post-Panamax	February 2012
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Glovertwo Shipping Corporation (“Glovertwo”)(3)	TBN - H 814	Panamax	2H 2013 (4)
Shikokutessera Shipping Inc. (“Shikokutessera”)(3)(5)	TBN - H 1659	Panamax	2H 2013 (4)
Shikokupente Shipping Inc. (“Shikokupente”)(3)	TBN - H 1660	Panamax	1H 2014 (4)
Maxtessera Shipping Corporation (“Maxtessera”)(3)	TBN - H 8126	Capesize	1H 2014 (4)
Shikokuexi Shipping Inc. (“Shikokuexi”)(3)	TBN - H 2396	Post-Panamax	2H 2015 (4)
Shikokuepta Shipping Inc. (“Shikokuepta”)(3)	TBN - H 2397	Post-Panamax	2H 2015 (4)
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)(6)	—	—	—
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)(2)	—	—	—
Vassone Shipping Corporation (“Vassone”)(1)(2)	—	—	—
Efragel Shipping Corporation (“Efragel”)(1)(7)	—	—	—
-//-	Efrossini (hereinafter called ''Old Efrossini'')	Panamax	February 2003 (8)
S.B. Sea Venture Company Ltd (9)	—	—	—

(1) Incorporated under the laws of the Republic of Liberia
(2) Second-hand vessels’ acquisitions. Refer to Note 23.
(3) Incorporated under the laws of the Republic of The Marshall Islands
(4) Estimated completion date for newbuild vessels
(5) New estimated completion date for newbuild vessel. Refer to Note 23.
(6) Cancellation of Newbuild. Refer to Notes 4 and 11.
(7) Company dissolved in October 2012
(8) Vessel sold in January 2010. Refer to Note 20.
(9) Incorporated under the laws of the Republic of Cyprus.

For the years ended December 31, 2010, 2011 and 2012, the following charterers individually accounted for more than 10% of the Company's charter revenues as follows:

	December 31,
	2010	2011	2012
Daiichi Chuo Kisen Kaisha	44.92%	48.17%	46.48%
Kawasaki Kisen Kaisha	18.78%	17.93%	16.39%
Cargill International S.A	12.67%	0.00%	0.00%

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies:

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Safe Bulkers and its subsidiaries. All intra-group and intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (Loss): The Company follows the accounting guidance relating to Statement of Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity. The Company has no other comprehensive income/(loss) and accordingly comprehensive income/(loss) equals net income for the periods presented.

Foreign Currency Translation: The reporting and functional currency of the Company is the United States (“U.S.”) dollar or (“USD”). Transactions incurred in other currencies are translated into U.S. dollars using the exchange rates in effect at the time of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated to reflect the period end exchange rates. Resulting gains or losses from foreign currency transactions are recorded within Foreign currency gain/(loss) in the accompanying consolidated statements of income in the period in which they arise.

Cash and Cash Equivalents: Cash and cash equivalents consist of current, call, time deposits and certificates of deposit with original maturities of three months or less and which are not restricted for use or withdrawal.

Time Deposits: Time deposits are held with banks with original maturities longer than three months. In the event original maturities are shorter than twelve months, such deposits are classified as current assets; if original maturities are longer than twelve months, such deposits are classified as non-current assets.

Restricted Cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company's borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Accounts Receivable: Accounts receivable reflects trade receivables from time or voyage charters and other receivables from operational activities, net of an allowance for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No allowance for doubtful accounts was recorded for any of the periods presented.

Inventories: Inventories consist of bunkers and lubricants owned by the Company remaining on board the vessels at the end of each reporting period, which are stated at the lower of cost or market. Cost is determined using the first–in, first-out method.

Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct material expenses incurred upon acquisition (including improvements, on-site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage), less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels' cost. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.

Vessels' Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated residual value. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard.

Accounting for Special Survey and Drydocking Costs: Special survey and drydocking costs are expensed in the period incurred and are included in vessel operating expenses in the accompanying consolidated statements of income.

Repairs and Maintenance: All repair and maintenance expenses, including major overhauling and underwater inspection expenses, are expensed when incurred and are included in vessel operating expenses in the accompanying consolidated statements of income.

Impairment of Long-lived Assets: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statement of income. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated vessel operating costs are included in this analysis. No impairment loss was recorded during the years ended December 31, 2010, 2011 and 2012.

Assets Held for Sale: The Company may dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies assets as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are no longer depreciated once they meet the criteria of being held for sale. There were no assets held for sale as at December 31, 2012.

Deferred Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized over the term of the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

Derivative Instruments: The Company may enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to the acquisition of vessels and on certain loan obligations. The Company also enters into interest rate derivatives to create economic hedges for its exposure to interest rate risk of its loan obligations (see also Notes 8 and 14). When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in the consolidated statements of income. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in the consolidated statements of income. For the years ended December 31, 2010, 2011 and 2012, no derivatives were accounted for as accounting hedges.

Financial Instruments: Over-the-counter foreign exchange forward contracts and interest rate derivatives are recorded at fair value. Other financial instruments, including cash equivalents and debt are recorded at amortized cost.

(a) Interest rate risk: The Company's interest rates and long-term loan repayment terms are described in Note 8 .The Company manages its interest rate risk by entering into interest rate derivative instruments which are described in Note 14.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

(c) Fair value measurement: In accordance with the requirements of accounting guidance relating to Fair Value Measurement, the Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Accounting for Revenues and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered under time charter, where a contract is entered into for the use of a vessel for a specific voyage or a specific period of time and at a specified daily charter rate. Time charter revenues are recognized as earned on the straight-line basis over the term of the charter as service is provided. Revenues from time charter may also include ballast bonus, which is an amount paid by the charterer for repositioning the vessel at the charterer's disposal (delivery point), which is recognized as revenue over the term of the charter, and other miscellaneous revenues from vessel operations. Expenses relating to the Company's time charters are vessel operating expenses and certain voyage expenses, which are paid by the Company and recognized as incurred. Vessel operating expenses that are paid by the Company include costs for crewing, insurance, lubricants, spare parts, provisions, stores, repairs, maintenance, statutory and classification expense, drydocking, intermediate and special surveys and other minor miscellaneous expenses. Voyage expenses which are also recognized as incurred and paid by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance, bunkers during ballast period and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses (e.g., port expenses, agents' fees, canal dues, extra war risks insurance and any other expenses related to the cargo).

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes: (i) revenue received prior to the balance sheet date relating to services to be rendered after the balance sheet date and (ii) deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Accrued revenue results from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of income.

Pension and Retirement Benefit Obligations—Crew: The Subsidiaries included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post-retirement benefits.

Taxes: Entities within the group that are incorporated under the laws of either the Republic of Liberia or the Republic of The Marshall Islands are not subject to Liberian or Marshall Islands income taxes. However, each vessel-owning Subsidiary is subject to registration and tonnage taxes under the laws of the Republic of Cyprus or the Republic of The Marshall Islands depending on where each Company's vessel is registered, which is not an income tax. As of January 1, 2013, each vessel managed in Greece is subject to tonnage tax, under the laws of the Republic of Greece, which is not an income tax.These registration and tonnage taxes are recorded within Vessel Operating Expenses in the accompanying consolidated statements of income.

Furthermore, the Subsidiaries are subject to a 4% United States federal tax in respect of its U.S. source shipping income (imposed on gross income without the allowance for any deductions) as they do not meet the requirements for an exemption from such tax provided by Section 883 of the U.S. Internal Revenue Code of 1986. As a result, the Subsidiaries file U.S. federal tax returns and pay the relevant U.S. federal tax on their U.S. source shipping income, which is not an income tax. Such taxes have been recorded within Voyage expenses in the accompanying consolidated statements of income. In many cases, these taxes are recovered from the charterers; such amounts recovered are recorded within Revenues in the accompanying consolidated statements of income.

Dividends: Dividends are recorded in the period in which they are approved by the Company's Board of Directors.

Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenue and not by the type of vessel or vessel employment for its customers. The Company's vessels have similar operating and economic characteristics. As a result, management, including the chief operating decision makers, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company's consolidated financial statements in the current period.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Related Party Transactions Disclosure

3. Transactions with Related Parties

Safety Management Overseas S.A., Panama (the “Manager”): On May 29, 2008, Safe Bulkers signed a management agreement (the “Management Agreement”) with Safety Management, a related party that is controlled by Polys Hajioannou. Under such Management Agreement, each vessel-owning Subsidiary has entered into, or in the case of vessels not yet delivered, will enter into, a management agreement with the Manager (the “Shipmanagement Agreements”). Under these Shipmanagement Agreements, chartering, operations, technical and accounting services are provided to the vessels by the Manager. In accordance with the Management Agreement and the Shipmanagement Agreements, the Manager receives a fixed fee per vessel calculated proportionally to the number of ownership days, (the “Fixed fee”), plus, a variable fee calculated on gross freight, charter hire, ballast bonus and demurrage (the “Variable fee”). Fixed fees and Variable fees are recorded in General and Administrative Expenses (refer to Note 18). In addition, under the Supervision Agreements, the Manager receives a supervision fee in exchange for on-site supervision services with respect to all newbuilds, of which 50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild (the “Supervision fee”). Supervision fees are recorded in Advances for vessel acquisition and vessels under construction (refer to Note 6). Furthermore under the Management Agreement, the Manager receives a sales fee calculated on the contract price for each vessel sold, (the “Sales fee”) payable upon the conclusion of the vessel sale, and an acquisition fee calculated on the contract price of each vessel constructed or purchased, (the “Acquisition fee”) payable upon the conclusion of the vessel acquisition, in exchange for services provided in relation to a sale or an acquisition of a vessel respectively. Sales fees are recorded in Gain on sale of assets (see Note 20). Acquisition fees are recorded in Advances for vessel acquisition and vessels under construction (refer to Note 6).

The management fees can be adjusted annually effective May 29 of each year, the anniversary of our entry into the Management Agreement. On May 29, 2011, the Fixed fee was readjusted to $0.700 from $0.575, and the Supervision fee was readjusted to $550 from $375, while all other management fees remained constant. No readjustment has been made since then on any of the fees.

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements were as follows:
	For the Years Ended May 29,
	(In thousands of U.S. Dollars, except of Variable, Sales and Acquisition fees)
	2010	2011	2012
Fixed fee	$0.575	$0.575	$0.7
Variable fee	1.00%	1.25%	1.25%
Supervision fee	$375	$375	$550
Sales fee	1.00%	1.00%	1.00%
Acquisition fee	1.00%	1.00%	1.00%

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements are comprised of the following:
	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2010	2011	2012
Fixed and Variable fees	$4,880	$6,026	$7,726
Supervision fees	938	2,113	1,375
Sales fees	330	-	-
Acquisition fees	1,840	1,348	1,810

Accounts receivable	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Accounts receivable trade disclosure

4.       Accounts receivable

Accounts receivable trade are comprised of the following:
	December 31,
	2011	2012
Trade receivables	$5,550	$5,247
Other receivables	0	31,800
Total	$5,550	$37,047

Trade receivables reflect the current receivables from time or voyage charters.

Other receivables amounting to $31,800 as of December 31, 2012, reflect the receivables related to the cancellation of the acquisition agreement of newbuild Hull No. J0131. The Company had entered into a shipbuilding contract with Zhoushan Jinhaiwan Shipyard Co., (the “Shipyard”) for the construction, sale and delivery by the Shipyard to it of one 180,000 DWT Capesize class newbuild vessel (Hull No. J0131) in exchange for USD $53 million. In December 2012, after having paid $31.8 million in advances during construction, the Company exercised its termination right under the agreement due to the Shipyard's excessive construction delays and delivered demands to each of the Shipyard and the refund guarantor, The Export Import Bank of China (a bank rated Aa3 by Moody's Investor Services), pursuant to the shipbuilding contract and the refund guarantees, respectively, for a refund of the full amount of advances paid, with interest. In response, in January 2013, the Company received a notice of arbitration, and arbitration proceedings with the shipyard were initiated in London, England. The Shipyard alleges that the Company's termination constitutes a breach of the agreement and argues that the Company is not entitled to a refund of any of the advances paid or interest. Under the terms of the shipbuilding contract and the relevant refund guarantees, the Company is entitled to receive interest on the advances paid, the accrued amount of which as of December 31, 2012, was $2,541, (refer to Note 11c). The capitalized expenses in relation to newbuild Hull No. J0131 until the time of the contract cancellation amounted to $612, and the accrued legal expenses amounted to $6, as of December 31, 2012, (refer to Note 11c). If the Company wins the arbitration claim, the Company will be entitled to a full refund of the $31.8 million paid in advances, of interest on advances paid and of arbitration expenses. On the basis of legal advice received, the Company believes that the advances paid, as well as the interest on these, are recoverable under both the shipbuilding contract and the refund guarantees. However, arbitration is inherently uncertain and the Company cannot provide assurance that it will prevail because it is not possible to predict what the final outcome will be of any legal proceeding. The Company is and will continue vigorously pursuing the arbitration and believes that the merits in this dispute rest in the Company's favor. An award against the Company would require the Company to incur the cost thereof, which includes the amount of advances already paid, the capitalized expenses recorded and any further damages to the Shipyard without receipt of the vessel.

Vessels, Net	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Vessel, Net

5.        Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2011	605,367	(64,123)	541,244
Transfer from Advances for vessel acquisitions and vessels under construction	137,749	—	137,749
Depreciation expense	—	(23,637)	(23,637)
Balance, December 31, 2011	$743,116	$(87,760)	$655,356
Transfer from Advances for vessel acquisitions and vessels under construction	186,895	—	186,895
Depreciation expense	—	(32,250)	(32,250)
Balance, December 31, 2012	$930,011	$(120,010)	$810,001

Transfer from Advances for vessel acquisitions and vessels under construction represents advances paid in respect of the acquisition of second hand vessels and newbuild vessels which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

•        During the year ended December 31, 2011: Venus History and Pelopidas; and

  During the year ended December 31, 2012: Efrossini, Venus Horizon, Pedhoulas Builder, Pedhoulas Fighter, Pedhoulas Farmer and Koulitsa.

As of December 31, 2012, vessels with a carrying value of $795,966 have been provided as collateral to secure the Company's bank loans as discussed in Note 8.

Advances for Vessel Acquistion and Vessel under Construction	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Advances For Assets Acquisition And Assets Under Construction [Text Block]

6. Advances for Vessel Acquisition and Vessels under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2011	$99,014
Advances paid, including capitalized expenses and interest	161,042
Transferred to vessel cost	(137,749)
Balance, December 31, 2011	$122,307
Advances paid, including capitalized expenses and interest	136,902
Asset purchase cancellation	(32,412)
Transferred to vessel cost	(186,895)
Balance, December 31, 2012	$39,902

Advances Paid for vessel acquisitions and vessels under construction comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest and certain capitalized expenses. During 2011 and 2012 such payments were made for the following vessels:

•        During the year ended December 31, 2011: Venus History, Pelopidas, Venus Horizon, Efrossini, Hull No J0131, Hull 1659, Hull 1660 and Hull 2396; and

•        During the year ended December 31, 2012: Venus Horizon, Efrossini, Pedhoulas Builder, Pedhoulas Fighter, Pedhoulas Farmer, Koulitsa, Paraskevi (refer to Note 23), Hull No J0131, Hull 814, Hull 1659, Hull 1660, Hull 2396, Hull 2397 and Hull 8126.

Transfers to vessel cost relate to the delivery to the Company from the respective shipyard or third-party seller of the following vessels:

•        During the year ended December 31, 2011: Venus History and Pelopidas; and

         During the year ended December 31,2012: Efrossini, Venus Horizon, Pedhoulas Builder, Pedhoulas Fighter,

Pedhoulas Farmer and Koulitsa.

Asset purchase cancellation relates to the cancellation of the acquisition of Hull No J0131 during the year ended December 31, 2012 , discussed in Note 4.

Deferred Finace Charges, Net	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Deferred Finace Charges Net [Text Block]

7. Deferred Finance Charges, Net

Deferred finance charges are comprised of the following:
Balance, January 1, 2011	$930
Additions	5,949
Write-off	(60)
Amortization expense	(593)
Balance, December 31, 2011	$6,226
Additions	1,467
Amortization expense	(1,226)
Balance, December 31, 2012	$6,467

Bank Debt	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Debt Disclosure [Text Block]

8. Bank Debt

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2011	2012
Pelea	June 2007	December 2012	$31,987	$	―
Marindou	January 2008	December 2012	28,500		―
Avstes	April 2008	December 2012	28,284		―
Eniadefhi	February 2009	December 2012	34,500		―
Eniaprohi	November 2008	December 2012	34,000		―
Maxdodeka	February 2010	December 2012	―		―
Maxeikosi	August 2012	August 2014	―		17,875
Maxpente	July 2010	January 2015	38,200		33,900
Maxdodeka	December 2012	February 2016	―		23,150
Marathassa	February 2005	February 2017	16,565		13,305
Marindou	December 2012	January 2018	―		28,400
Marinouki	March 2006	March 2018	27,695		25,174
Avstes	December 2012	April 2018	―		22,700
Eniaprohi	December 2012	November 2018	―		24,000
Petra	January 2007	January 2019	24,971		22,220
Eniadefhi	December 2012	February 2019	―		33,750
Pemer	March 2007	March 2019	24,968		22,218
Eptaprohi	April 2012	April 2019	―		42,800
Pelea	December 2012	June 2019	―		32,298
Maxeikosiena	October 2012	October 2019	―		18,000
Soffive	November 2007	November 2019	35,400		33,000
Kerasies	December 2007	December 2019	33,065		30,932
Maxdekatria	March 2012	March 2020	―		20,800
Maxdeka	August 2011	December 2022	37,496		34,087
Staloudi	July 2008	July 2023	43,860		27,520
Shikoku	October 2011	August 2023	44,800		41,067
Maxeikositessera	September 2012	February 2024	―		33,971
Maxenteka	April 2012	April 2024	―		34,500
Total			$484,291		$615,667

Current portion			$18,486		$19,199
Long-term portion			$465,805		$596,468

The above loans and credit facilities generally bear interest at LIBOR plus a margin, except for a portion of the principal amounts of Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities, which bear interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development applicable on the date of signing of the relevant loan agreements. The above loans and credit facilities are generally repayable in semi-annual installments and a balloon payment at maturity except for the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities, which are repayable in semi-annual installments. The fair value of the long term debt outstanding on December 31, 2012 amounted to $620,405 when valuing the respective portions of the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities on the basis of the relevant CIRR applicable on December 31, 2012.

As of December 31, 2012, an aggregate amount of $8,077, was available for drawing under certain of the above loans and reducing revolving credit facilities. The estimated minimum annual principal payments required to be made after December 31, 2012, based on the bank loan and credit facility agreements as amended, are as follows:

To December 31,
2013	.	$19,199
2014	.	49,012
2015	.	73,436
2016	.	67,762
2017	.	52,529
2018	and thereafter	353,729
Total	..	$615,667

Total interest incurred on long-term debt for the years ended December 31, 2010, 2011 and 2012 amounted to $6,738, $6,722, and $10,038, respectively, which includes interest capitalized of $315, $1,472 and $966 for the years ended December 31, 2010, 2011 and 2012, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years 2010, 2011 and 2012 was 1.394% p.a., 1.439% p.a., and 1.850% p.a., respectively.

Certain of the above loans or credit facilities have a currency conversion option whereby the borrower may elect to convert the outstanding loan amount or any part thereof to certain currencies specified in each agreement, using the spot exchange rate applicable on the date of conversion. Specified currencies include Japanese Yen (“JPY”), Swiss Franc (“CHF”), Euro (“EUR”), Canadian dollar (“CAD”) or pound sterling (“GBP”), depending on the relevant agreement. In all the above loans or credit facilities with a currency conversion option, no consideration has been or will be paid by any of the borrowers to the respective lenders in connection with the conversion option since the parties did not ascribe value to the conversion option as the conversion options are always based on the market or spot rates at the time they are exercised. The exercise of the conversion option in any of the above loans or credit facilities results in a change in both the currency denomination of the loan and the basis of the interest rate (that is, a USD-denominated loan bears interest based on USD LIBOR and, upon conversion into a JPY-denominated loan, will bear interest based on JPY LIBOR). All other terms of the loans or credit facilities, including the margin (the interest rate spread over LIBOR) and the repayment terms, will remain the same upon exercise of the currency conversion option.

The Company considered the accounting guidance relating to Accounting for Derivative Instruments and Hedging Activities, and concluded that the conversion options are embedded derivatives that would require bifurcation and separate accounting because of the following:

(i)       The economic characteristics and risks of an instrument in which the underlying is both a foreign currency and interest rate are not clearly and closely related to the economic characteristics and risks of a debt host;

(ii)       The borrowing arrangement that embodies both the conversion option and the debt host is not remeasured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur; and

(iii)       A separate instrument with the same terms as the conversion option would be a derivative instrument subject to the requirements of this accounting guidance.

However, the Company believes that the conversion option under the borrowing arrangements has no fair value due to the fact that the conversion into a different currency, and, accordingly, into a corresponding LIBOR interest rate, will always be at the prevailing foreign currency exchange rate (spot rate) and prevailing interest rate at the time of the conversion. Furthermore, both the Company and the bank did not ascribe value to the currency conversion options as no consideration was sought by the bank and no value was paid by the Company, as noted above.

As of December 31, 2011 and 2012 all loans were denominated in US Dollars.

The foregoing loans and credit facilities are secured as follows:

•       First priority mortgages over the vessels owned by the respective borrowers;

•       First priority assignment of all insurances and earnings of the mortgaged vessels;

•       Second priority mortgage over the Maritsa as security for the Kerasies loan;

•       Agreement for second priority mortgage over the Kanaris as security for the Marinouki and Soffive loans;

•       Second priority mortgage over the Pedhoulas Merchant as security for the Petra loan;

•       Second priority mortgage over the Pedhoulas Trader as security for the Pemer loan; and

•       Corporate guarantee from Safe Bulkers.

The loan and credit facility agreements, as amended, contain debt covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the respective lender's prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements; the fair vessel value being determined according to the provisions of the individual loan or credit facility agreements with the relevant bank (the “Minimum Value Covenant”). The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied.

One of the loan and facility agreements requires the respective borrower to maintain at all times a minimum balance of $150 in the vessel operating account. One of the loan and facility agreements requires the respective borrower to maintain at all times a minimum balance of $500 in the vessel operating account.

In addition, the corporate guarantees, as amended, of Safe Bulkers include the following financial covenants:

•       its total consolidated liabilities divided by its total consolidated assets must not at any time exceed 80% or 85% as the case may be (“Consolidated Leverage Covenant”). The total consolidated assets are based on the fair market value of its vessels and the book values of all other assets, on an adjusted basis as set out in the relevant guarantee;

•       the ratio of its aggregate debt to EBITDA must not at any time exceed 5.5:1 on a trailing 12 months' basis or as the case may be the ratio of its aggregate debt after deducting cash to EBITDA must not at any time exceed 8.5:1 as applicable on a trailing 12 months' basis (“EBITDA Covenant”) ;

•       its consolidated net worth (total consolidated assets less total consolidated liabilities) (“Consolidated Net Worth Covenant”) must not at any time be less than $150,000;

•       payment of dividends is subject to no event of default having occurred;

•       maintenance of minimum free liquidity of $500 is required on deposit with a relevant lender on a per vessel basis for five vessels; and

•       a minimum of 51% of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.

As of December 31, 2012, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.

Long-term Investment	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Long Term Investment [Text Block]

9. Long-term Investment

During the year ended December 31, 2009, the Company invested $50,000 in a five-year Floating Rate Note issued by HSBC Bank Middle East Limited, which is recorded in the consolidated balance sheet at amortized cost as the Company intends to hold the investment until its maturity on October 14, 2014. The Company receives interest on a quarterly basis, based on the three-month U.S. dollar LIBOR plus a margin of 1.5%. The fair market value of the Floating Rate Note as of December 31, 2012 was approximately $49,500 based on an indicative bid price from the relevant bank. Subject to certain conditions, the Company may borrow up to 80% of the Floating Rate Note amount.

Share Capital	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Share Capital

10. Share Capital

The Company was incorporated on December 11, 2007 with authorized share capital of 500 shares of common stock with a par value of $0.001 per share. On May 9, 2008, the Company's Articles of Incorporation were amended. Under the amended Articles of Incorporation, the Company's authorized capital stock consists of 200,000,000 shares of common stock with a par value of $0.001 per share, of which 54,500,000 shares were issued prior to the listing of the Company's common stock on the NYSE, which was completed on June 3, 2008, and 20,000,000 shares of preferred stock with a par value of $0.01 per share, none of which has been issued and is outstanding. In connection with the IPO process, Vorini Holdings sold 10,000,000 shares of common stock of the Company of a par value of $0.001 per share at a price of $19 per share. No proceeds were paid to the Company.

In March 2010, the Company successfully completed a public offering, whereby 10,350,000 shares of common stock of Safe Bulkers were issued and sold at a price of $7 per share, and a private placement, whereby 1,000,000 shares of common stock of Safe Bulkers were issued and sold to Vorini Holdings. The net proceeds of the public offering and the private placement were $74,967, net of underwriting discount of $3,150 and offering expenses of $861.

In April 2011, the Company successfully completed a public offering, whereby 5,000,000 shares of common stock of Safe Bulkers were issued and sold at a price of $8.4 per share. The net proceeds of the public offering were $39,637, net of underwriting discount of $2,100 and offering expenses of $263.

In March 2012, the Company successfully completed a public offering, whereby 5,750,000 shares of common stock of Safe Bulkers were issued and sold at a price of $6.5 per share. The net proceeds of the public offering were $35,237, net of underwriting discount of $1,869 and offering expenses of $268.

Pursuant to an arrangement approved by the Company's shareholders' and the corporate governance, nominating and compensation committee effective July 1, 2008, the audit committee chairman receives the equivalent of $15 every quarter, payable in arrears in the form of newly issued common stock of the Company as part compensation for services rendered as audit committee chairman. The number of shares to be issued is determined based on the closing price of the Company's common stock on the last trading day prior to the end of each quarter in which services were provided and are issued as soon as practicable following the end of the quarter. During the years ended December 31, 2011 and 2012, 7,705 shares and 9,767 shares, respectively, were issued to the audit committee chairman.

Pursuant to an arrangement approved by the Company's shareholders and the corporate governance, nominating and compensation committee, effective January 1, 2010, the independent directors of the Company other than the audit committee chairman each receive the equivalent of $7.5 every quarter, payable in arrears in the form of newly issued common stock of the Company as part compensation for services rendered as independent directors. The number of shares to be issued is determined as noted above. During the years ended December 31, 2011 and 2012, 7,704 shares and 9,768 shares, respectively were issued to the independent directors of the Company other than the audit committee chairman.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Commitments and Contingencies Disclosure

11. Commitments and Contingencies

(a) Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of December 31, 2012 the Company had commitments under one shipbuilding contracts and six MoAs for the acquisition of six newbuilds and one second hand vessel. The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2013	$78,376	$2,432	$80,808
2014	57,700	1,376	59,076
2015	51,233	1,790	53,023
Total	$187,309	$5,598	$192,907

(b)       Other contingent liabilities

The Subsidiaries have not been involved in any legal proceedings other than an arbitration legal proceeding in relation to the cancellation of the acquisition of newbuild Hull No. J0131, as discussed in Note 4, that may have, or have had, a significant effect on their business, financial position, results of operations or liquidity, nor is the Company aware of any proceedings that are pending or threatened that may have a significant effect on its business, financial position, results of operations or liquidity.. From time to time various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, shipyards, insurance providers and other claims relating to the operation of the Company's vessels. Management is not aware of any material claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A maximum of $1,000,000 of the liabilities associated with the individual vessel actions, mainly for sea pollution, is covered by P&I Club insurance.

(c)       Contingent gain

In relation to the cancellation of the acquisition of newbuild Hull No. J0131 discussed in Note 4, the Company expects, based on the facts and circumstances surrounding the cancellation of the construction of the vessel due to delays in the construction process and on the basis of legal advice received from legal counsel, to record a contingent gain of $1,923, on successful settlement of the legal case, which represents accrued interest income of $2,541 on the advances paid to the shipyard, net of capitalized expenses of $612, related to vessel's construction and of accrued legal expenses related to the cancellation of $6.

Revenues	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Time Charter And Voyage Revenue [Text Block]

12. Revenues

Revenues are comprised of the following:
	Year Ended
	December 31,
	2010	2011	2012
Time charter revenue	$157,663	$167,759	$179,653
Ballast bonus	0	2,382	6,397
Other income	2,035	1,895	1,507
Total	$159,698	$172,036	$187,557

Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Vessel Operating Expenses [Text Block]

13. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:
	Year Ended
	December 31,
	2010	2011	2012
Crew wages and related costs	$11,441	$13,196	$17,202
Insurance	1,880	2,260	2,828
Repairs, maintenance and drydocking costs	1,764	2,108	2,288
Spares, stores and provisions	3,947	4,055	6,939
Lubricants	2,808	3,059	3,296
Taxes	178	212	303
Miscellaneous	1,110	1,176	1,684
Total	$23,128	$26,066	$34,540

Fair Value of Financial Instruments and Derivative Instruments	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Fair Value of Financial Instruments and Derivative Instruments

14. Fair Value of Financial Instruments and Derivatives Instruments

Over-the-counter foreign exchange forward contracts and interest rate derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end. The fair values of the long-term debt and long-term investment (the floating rate note) are disclosed in Note 8 and 9, respectively.

Derivative instruments

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company from time to time may also enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to acquisition of vessels and on certain loan obligations or for trading purposes. Foreign exchange forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. As of December 31, 2011 and 2012, the Company had no outstanding derivative instruments relating to currency exchange contracts.

The Company's interest rate swaps and foreign exchange forward contracts did not qualify for hedge accounting. The Company marks to market the fair market value of the interest rate swaps and foreign exchange forward contracts at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of income. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of income are shown below:

Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2011	2012	2011	2012

Interest Rate	Derivative liabilities / Current liabilities	—	—	$2,237	$591

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	10,130	8,978

	Total Derivatives	$—	$—	$12,367	$9,569

	Amount of (Loss) Recognized on Derivatives
	Year ended December 31,
	2011	2012
Foreign Exchange Forward Contracts	$(155)	$-
Interest Rate Contracts	(12,336)	(5,384)
Net (Loss) Recognized	$(12,491)	$(5,384)

The gain or loss is recognized in the consolidated statement of income and is presented in Other (Expense)/Income – Loss on Derivatives.

The Company's interest rate derivative instruments are pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The following table summarizes the valuation of the Company's financial instruments as of December 31, 2011 and 2012.

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2011	2012
Derivative instruments – liability position	12,367	9,569

As of December 31, 2011 and 2012, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheet.

Interest Rate Derivatives

Details of interest rate swap transactions entered into with certain banks in respect of certain loans and credit facilities as of December 31, 2011 and 2012 are presented in the table below:

				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility			Rate	2011	2012
Marindou (1)	January 14, 2008	January 14, 2013	3.9500%	$27,253	$25,759
Petra (1)	February 19, 2008	January 18, 2013	2.8850%	30,471	28,271
Pemer (1)	March 07, 2008	March 07, 2013	2.7450%	30,468	28,268
Marinouki (1)	March 19, 2008	March 05, 2013	2.7300%	27,695	26,051
Avstes (1)	April 25, 2008	April 18, 2013	3.8900%	27,342	25,684
Staloudi (1)	January 07, 2009	January 07, 2012	3.3850%	45,680	0
Eniadefhi (1)	April 01, 2009	February 12, 2014	3.3500%	39,375	37,125
Marathassa (2)	November 23, 2009	November 23, 2012	1.6500%	16,565	0
Maxdodeka (2)	February 01, 2010	February 01, 2013	3.9100%	32,250	30,600
Kerasies (2)	December 14, 2010	December 14, 2015	1.6500%	33,066	30,932
Maxpente (2)	January 31, 2011	January 31, 2015	1.2200%	38,200	36,400
Eniaprohi (2)	November 14, 2011	November 14, 2014	1.4000%	37,776	35,552
Soffive (2)	November 20, 2011	November 20, 2014	1.3500%	37,200	34,800
Pelea (2)	December 15, 2011	December 15, 2016	2.0500%	36,461	34,935
Marathassa (2)	November 23, 2012	November 21, 2015	1.9500%	14,935	14,935
Staloudi (2)	January 09, 2012	January 07, 2015	1.4500%	43,860	42,040
Maxdekatria (2)	September 28, 2012	September 28, 2017	0.9000%	0	20,800
Marindou (2)	January 14, 2013	January 16, 2018	1.6000%	28,500	28,500
Marinouki (2)	March 05, 2013	March 05, 2018	1.4800%	0	25,174

Total				$547,097	$505,826

(1)       Under these swap transactions, the bank effects semiannual floating-rate payments to the Company for the relevant amount based on the six-month U.S. dollar LIBOR, and the Company effects semiannual payments to the bank on the relevant amount at the respective fixed rates.

(2)       Under these swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month U.S. dollar LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.

The notional amounts of the above transactions are reduced during the term of the swap transactions based on the expected principal outstanding under the respective facility. In the Petra, Pemer and Marinouki transactions, the respective bank had the right to cancel each swap on January 18, 2011, March 5, 2011 and March 7, 2011, respectively, and at six-month intervals thereafter, which cancellation rights were not exercised.

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Accrued Liabilities [Text Block]

15. Accrued Liabilities

Accrued liabilities are comprised of the following:
	December 31,
	2011	2012
Interest on long-term debt	$1,214	$1,720
Vessels’ operating and voyage expenses	1,365	1,929
Commissions	65	65
Interest on derivatives and other finance expenses	3,571	2,439
General and administrative expenses	341	211
Total	$6,556	$6,364

Early Redelivery Income, Net	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Gain Loss On Contract Termination [Text Block]

16. Early Redelivery Income, Net

From time to time, the Company enters into arrangements for early redelivery of its vessels from charterers and may continue to do so in the future, depending on market conditions. Early redelivery costs are incurred where the contracted daily fixed charter rates are substantially lower than the daily charter rates the vessels could potentially earn in the current market. Income is recognized in connection with early termination of a period time charter, resulting from a request of the respective vessel charterers for early redelivery and agreement to compensate the Company. Early redelivery costs for the periods presented represent costs incurred in connection with early termination of charters for which no replacement charter contract for the relevant vessel has been secured at the time of concluding the charter termination agreement, and are recognized at the time the charter termination agreement is concluded. Early redelivery income is recognized when a charter termination agreement exists, the vessel is redelivered to the Company and collection of the related compensation is reasonably assured.  If at the time of concluding the early redelivery agreement, a replacement charter contract had been secured, any costs incurred or income recognized would have been amortized over the term of the replacement charter contract

			Year Ended
			December 31,
Company		Date	2010	2011	2012
Kerasies	(a)	March 25, 2010	(1,520)	—	—
Pemer	(b)	April 13, 2010	3,581	—	—
Pelea	(c)	April 28, 2010	(1,765)	—	—
Marindou	(d)	December 15, 2012	—	—	3,202
Eniadefhi	(e)	December 21, 2012	—	—	8,475
Other minor early redeliveries		Various	(164)	$207	$-
Total			$132	$207	$11,677

Details of the transactions presented in the above table are as follows:

(a) On March 25, 2010, Kerasies agreed with the charterers of the Katerina to terminate the $15.5 daily fixed rate time charter which had commenced on June 26, 2009, and was due to expire by September 15, 2011. As compensation for early redelivery, Kerasies agreed to pay the charterers $1,520, net of commissions.

(b) On April 13, 2010, Pemer took early redelivery of the Pedhoulas Merchant, instead of on November 5, 2010. In connection with this early redelivery, we recognized early redelivery income of $3,581, comprising cash compensation paid by the relevant charterer of $4,799, net of commissions, less accrued revenue of $1,218.

(c) On April 28, 2010, Pelea agreed with the charterers of the Pedhoulas Leader to terminate the $18.50 daily fixed rate time charter which had commenced on July 19, 2009, and was due to expire by September 30, 2011. As compensation for early redelivery, Pelea agreed to pay the charterers an amount of $1,765, net of commissions.

(d) On December 15, 2012, Eniadefhi took early redelivery of the Martine, instead of on January 21, 2014. In connection with this early redelivery, we recognized early redelivery income of $8,475, comprising cash compensation paid by the relevant charterer of $8,644, net of commissions, less accrued revenue of $169.

(e) On December 19, 2012, Marindou took early redelivery of the Maria, instead of on February 24, 2014. In connection with this early redelivery, we recognized early redelivery income of $3,202, comprising cash compensation paid by the relevant charterer of $3,375, net of commissions, less accrued revenue of $173.

In all the cases presented above, no replacement charter contract had been secured at the time of the termination of the respective early redelivery agreement.

Lease Arrangements- Charters-out	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Lease Arrangements Charters Out [Text Block]

17. Lease Arrangements—Charters-out

The future minimum time charter revenue, net of commissions, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2012, is as follows:

December 31,
2013	$118,918
2014	57,960
2015	27,446
2016	22,056
2017	22,958
Thereafter	175,652
Total	$424,990

Future minimum time charter revenue excludes the future acquisitions of the vessels discussed in Note 11, since estimated delivery dates are not confirmed. Revenues from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated off-hire time of 12 days to perform any scheduled drydocking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although such estimate may not be reflective of the actual off-hire in the future.

General and Administrative Expenses	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
General And Administrative Expenses [Text Block]

18. General and Administrative Expenses

General and administrative expenses for the years ended December 31, 2010, 2011 and 2012 were as follows:

	December 31,
	2010	2011	2012
Management fees - related party	$4,880	$6,026	$7,726
Professional fees (legal and accounting)	810	839	588
Director fees	240	240	240
Listing fees and expenses	63	58	53
Miscellaneous	1,025	1,326	1,339
Total	$7,018	$8,489	$9,946

Unearned Revenue/ Accrued Revenue	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Unearned Revenue Accrued Revenue [Text Block]

19. Unearned Revenue /Accrued Revenue

Unearned Revenue represents cash received in advance of it being earned, whereas Accrued Revenue represents revenue earned prior to cash being received. Revenue is recognized as earned on a straight-line basis at their average rates where charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue /Accrued Revenue during the periods presented is as follows:

	December 31,
	2011	2012
Unearned Revenue
Revenue received in advance of service provided – Current liability	$4,131	$3,935
Deferred revenue resulting from varying charter rates
Current liability	19,080	14,270
Non-current liability	17,821	3,419
Total Unearned Revenue	$41,032	$21,624

Accrued Revenue
Resulting from varying charter rates – Current asset	$0	$554
Resulting from varying charter rates –Non Current asset	0	92
Total Accrued Revenue	$0	$646

Gain on Sale of Assets	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Gain On Sale Of Assets [Text Block]

20. Gain on Sale of Assets

During the year ended December 31, 2010, the Company concluded the sale of the vessel Old Efrossini to an unrelated third party for gross consideration of $33,000. The sale realized a net gain of $15,199 after taking into account commissions and other directly related expenses amounting to $832 for the vessel.

There were no sales of vessels in 2011 and 2012.

Dividends	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Dividends [Text Block]	21. Dividends During 2012, the Company declared and paid three consecutive quarterly dividends of $0.15 per share followed by one quarterly dividend of $0.05 per share, totaling $37,463.

Earnings per Share	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Earnings Per Share [Text Block]

22. Earnings Per Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year and includes the shares issuable to the audit committee chairman and the independent directors at the end of the year for services rendered. Diluted earnings per share are the same as basic earnings per share. There are no other potentially dilutive shares.

Subsequent events	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

23. Subsequent Events

(a) Interest Rate Derivative: In January 2013, the Company entered into an interest rate transaction with a bank in respect of the Petra loan for an initial notional amount of $14,000 and duration of five years at a fixed rate of 0.98%.

(b) Second Hand Vessels Acquisitions: In January 2013, the Company took delivery of Paraskevi, a 74,300 dwt, Japanese built secondhand Panamax class vessel. The relevant MoA had been signed in December 2012 and provided for an acquisition cost of $13,850, of which $2,770, was paid on signing of the MoA in December 2012 and the remaining $11,080, was paid on vessel's delivery to the Company in January 2013. In January 2013, the Company entered into a MoA for the acquisition of a 83,700 dwt Japanese built secondhand Kamsarmax class vessel, to be named Pedhoulas Commander. The MoA provides for an acquisition cost of $19,400, of which $1,940 was paid on signing of the MoA in January 2013 and the remaining $17,460 will be paid on vessel's delivery scheduled to the Company in March 2013.

(c) Formation of subsidiaries: In January 2013, the Company formed the subsidiary Vasstwo Shipping Corporation, incorporated under the laws of the Republic of Liberia.

(d) Addendum of MoA: In January 2013, the Company agreed to a new scheduled delivery of Hull 1659, to be in the first half of 2014, instead of the initial scheduled delivery in the second half of 2013.

(e) Early redelivery: On December 28, 2012, we agreed with the charterer of the Maritsa the early termination of a charter party of which the contracted earliest redelivery date was January 29, 2015. The vessel was redelivered to us in January 2013, whereupon we received cash compensation of $13,060. The vessel has subsequently been chartered with the same charterer for a minimum period of 22 months at a gross daily charter rate of $8.

(f) Dividend declaration: On February 18, 2013, the Board of Directors declared a dividend of $0.05 per common share, totaling $3,834, payable to all shareholders of record as of March 4, 2013, on March 8, 2013.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Safe Bulkers and its subsidiaries. All intra-group and intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income/ (Loss) And Dividends

Other Comprehensive Income / (Loss): The Company follows the accounting guidance relating to Statement of Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders' equity. The Company has no other comprehensive income/(loss) and accordingly comprehensive income/(loss) equals net income for the periods presented.

Dividends: Dividends are recorded in the period in which they are approved by the Company's Board of Directors.

Foreign Currency Translation

Foreign Currency Translation: The reporting and functional currency of the Company is the United States (“U.S.”) dollar or (“USD”). Transactions incurred in other currencies are translated into U.S. dollars using the exchange rates in effect at the time of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated to reflect the period end exchange rates. Resulting gains or losses from foreign currency transactions are recorded within Foreign currency gain/(loss) in the accompanying consolidated statements of income in the period in which they arise.

Cash and Cash Equivalents

Cash and Cash Equivalents: Cash and cash equivalents consist of current, call, time deposits and certificates of deposit with original maturities of three months or less and which are not restricted for use or withdrawal.

Time Deposits

Time Deposits: Time deposits are held with banks with original maturities longer than three months. In the event original maturities are shorter than twelve months, such deposits are classified as current assets; if original maturities are longer than twelve months, such deposits are classified as non-current assets.

Restricted Cash

Restricted Cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company's borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Accounts Receivable

Accounts Receivable: Accounts receivable reflects trade receivables from time or voyage charters and other receivables from operational activities, net of an allowance for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No allowance for doubtful accounts was recorded for any of the periods presented.

Invetories

Inventories: Inventories consist of bunkers and lubricants owned by the Company remaining on board the vessels at the end of each reporting period, which are stated at the lower of cost or market. Cost is determined using the first–in, first-out method.

Vessels Net, Depreciation, Special Survey and Drydocking Costs, Repairs and Maintenance

Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct material expenses incurred upon acquisition (including improvements, on-site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage), less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels' cost. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.

Vessels' Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated residual value. Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard.

Accounting for Special Survey and Drydocking Costs: Special survey and drydocking costs are expensed in the period incurred and are included in vessel operating expenses in the accompanying consolidated statements of income.

Repairs and Maintenance: All repair and maintenance expenses, including major overhauling and underwater inspection expenses, are expensed when incurred and are included in vessel operating expenses in the accompanying consolidated statements of income.

Impairment and Disposal of Long-lived Assets

Impairment of Long-lived Assets: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statement of income. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated vessel operating costs are included in this analysis. No impairment loss was recorded during the years ended December 31, 2010, 2011 and 2012.

Assets Held for Sale: The Company may dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies assets as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are no longer depreciated once they meet the criteria of being held for sale. There were no assets held for sale as at December 31, 2012.

Deferred Financing Costs

Deferred Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized over the term of the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

Derivative And Financial Instruments

Derivative Instruments: The Company may enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to the acquisition of vessels and on certain loan obligations. The Company also enters into interest rate derivatives to create economic hedges for its exposure to interest rate risk of its loan obligations (see also Notes 8 and 14). When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in the consolidated statements of income. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in the consolidated statements of income. For the years ended December 31, 2010, 2011 and 2012, no derivatives were accounted for as accounting hedges.

Financial Instruments: Over-the-counter foreign exchange forward contracts and interest rate derivatives are recorded at fair value. Other financial instruments, including cash equivalents and debt are recorded at amortized cost.

(a) Interest rate risk: The Company's interest rates and long-term loan repayment terms are described in Note 8 .The Company manages its interest rate risk by entering into interest rate derivative instruments which are described in Note 14.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

(c) Fair value measurement: In accordance with the requirements of accounting guidance relating to Fair Value Measurement, the Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Accounting for Revenues and Related Expenses

Accounting for Revenues and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered under time charter, where a contract is entered into for the use of a vessel for a specific voyage or a specific period of time and at a specified daily charter rate. Time charter revenues are recognized as earned on the straight-line basis over the term of the charter as service is provided. Revenues from time charter may also include ballast bonus, which is an amount paid by the charterer for repositioning the vessel at the charterer's disposal (delivery point), which is recognized as revenue over the term of the charter, and other miscellaneous revenues from vessel operations. Expenses relating to the Company's time charters are vessel operating expenses and certain voyage expenses, which are paid by the Company and recognized as incurred. Vessel operating expenses that are paid by the Company include costs for crewing, insurance, lubricants, spare parts, provisions, stores, repairs, maintenance, statutory and classification expense, drydocking, intermediate and special surveys and other minor miscellaneous expenses. Voyage expenses which are also recognized as incurred and paid by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance, bunkers during ballast period and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses (e.g., port expenses, agents' fees, canal dues, extra war risks insurance and any other expenses related to the cargo).

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes: (i) revenue received prior to the balance sheet date relating to services to be rendered after the balance sheet date and (ii) deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Accrued revenue results from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of income.

Pension and Retirment Benefit Obligations- Crew

Pension and Retirement Benefit Obligations—Crew: The Subsidiaries included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post-retirement benefits.

Taxes

Taxes: Entities within the group that are incorporated under the laws of either the Republic of Liberia or the Republic of The Marshall Islands are not subject to Liberian or Marshall Islands income taxes. However, each vessel-owning Subsidiary is subject to registration and tonnage taxes under the laws of the Republic of Cyprus or the Republic of The Marshall Islands depending on where each Company's vessel is registered, which is not an income tax. As of January 1, 2013, each vessel managed in Greece is subject to tonnage tax, under the laws of the Republic of Greece, which is not an income tax.These registration and tonnage taxes are recorded within Vessel Operating Expenses in the accompanying consolidated statements of income.

Furthermore, the Subsidiaries are subject to a 4% United States federal tax in respect of its U.S. source shipping income (imposed on gross income without the allowance for any deductions) as they do not meet the requirements for an exemption from such tax provided by Section 883 of the U.S. Internal Revenue Code of 1986. As a result, the Subsidiaries file U.S. federal tax returns and pay the relevant U.S. federal tax on their U.S. source shipping income, which is not an income tax. Such taxes have been recorded within Voyage expenses in the accompanying consolidated statements of income. In many cases, these taxes are recovered from the charterers; such amounts recovered are recorded within Revenues in the accompanying consolidated statements of income.

Segment Reporting

Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenue and not by the type of vessel or vessel employment for its customers. The Company's vessels have similar operating and economic characteristics. As a result, management, including the chief operating decision makers, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Recent Accounting Pronouncements

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company's consolidated financial statements in the current period.

General Information (Tables)	12 Months Ended
Dec. 31, 2012
General Information [Abstract]
Schedule of Subsidiaries
Subsidiary	Vessel Name	Type	Built
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(1)	Efrossini	Panamax	February 2012
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Staloudi Shipping Corporation (“Staloudi”)(1)	Stalo	Post-Panamax	January 2006
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(3)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(3)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(3)	Venus Horizon	Post-Panamax	February 2012
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Glovertwo Shipping Corporation (“Glovertwo”)(3)	TBN - H 814	Panamax	2H 2013 (4)
Shikokutessera Shipping Inc. (“Shikokutessera”)(3)(5)	TBN - H 1659	Panamax	2H 2013 (4)
Shikokupente Shipping Inc. (“Shikokupente”)(3)	TBN - H 1660	Panamax	1H 2014 (4)
Maxtessera Shipping Corporation (“Maxtessera”)(3)	TBN - H 8126	Capesize	1H 2014 (4)
Shikokuexi Shipping Inc. (“Shikokuexi”)(3)	TBN - H 2396	Post-Panamax	2H 2015 (4)
Shikokuepta Shipping Inc. (“Shikokuepta”)(3)	TBN - H 2397	Post-Panamax	2H 2015 (4)
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)(6)	—	—	—
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)(2)	—	—	—
Vassone Shipping Corporation (“Vassone”)(1)(2)	—	—	—
Efragel Shipping Corporation (“Efragel”)(1)(7)	—	—	—
-//-	Efrossini (hereinafter called ''Old Efrossini'')	Panamax	February 2003 (8)
S.B. Sea Venture Company Ltd (9)	—	—	—

(1) Incorporated under the laws of the Republic of Liberia
(2) Second-hand vessels’ acquisitions. Refer to Note 23.
(3) Incorporated under the laws of the Republic of The Marshall Islands
(4) Estimated completion date for newbuild vessels
(5) New estimated completion date for newbuild vessel. Refer to Note 23.
(6) Cancellation of Newbuild. Refer to Notes 4 and 11.
(7) Company dissolved in October 2012
(8) Vessel sold in January 2010. Refer to Note 20.
(9) Incorporated under the laws of the Republic of Cyprus.

Charterers Concentration
	December 31,
	2010	2011	2012
Daiichi Chuo Kisen Kaisha	44.92%	48.17%	46.48%
Kawasaki Kisen Kaisha	18.78%	17.93%	16.39%
Cargill International S.A	12.67%	0.00%	0.00%

Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions Basis [Table Text Block]
Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements were as follows:
	For the Years Ended May 29,
	(In thousands of U.S. Dollars, except of Variable, Sales and Acquisition fees)
	2010	2011	2012
Fixed fee	$0.575	$0.575	$0.7
Variable fee	1.00%	1.25%	1.25%
Supervision fee	$375	$375	$550
Sales fee	1.00%	1.00%	1.00%
Acquisition fee	1.00%	1.00%	1.00%

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements
Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements are comprised of the following:
	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2010	2011	2012
Fixed and Variable fees	$4,880	$6,026	$7,726
Supervision fees	938	2,113	1,375
Sales fees	330	-	-
Acquisition fees	1,840	1,348	1,810

Account Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables
Schedule of accounts receivable [Table Text Block]

Accounts receivable trade are comprised of the following:
	December 31,
	2011	2012
Trade receivables	$5,550	$5,247
Other receivables	0	31,800
Total	$5,550	$37,047

Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule Of Vessels Net [Table Text Block]

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2011	605,367	(64,123)	541,244
Transfer from Advances for vessel acquisitions and vessels under construction	137,749	—	137,749
Depreciation expense	—	(23,637)	(23,637)
Balance, December 31, 2011	$743,116	$(87,760)	$655,356
Transfer from Advances for vessel acquisitions and vessels under construction	186,895	—	186,895
Depreciation expense	—	(32,250)	(32,250)
Balance, December 31, 2012	$930,011	$(120,010)	$810,001

Advances for Vessel Acquisition and Vessels under Construction (Tables)	12 Months Ended
Dec. 31, 2012
Advances For Assets Acquisition And Assets Under Construction [Abstract]
Advances for Vessel Acquisition and Vessls under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2011	$99,014
Advances paid, including capitalized expenses and interest	161,042
Transferred to vessel cost	(137,749)
Balance, December 31, 2011	$122,307
Advances paid, including capitalized expenses and interest	136,902
Asset purchase cancellation	(32,412)
Transferred to vessel cost	(186,895)
Balance, December 31, 2012	$39,902

Deferred Finance Charges, Net (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs [Abstract]
Deferred Finance Charges Net [Table Text Block]

Deferred finance charges are comprised of the following:
Balance, January 1, 2011	$930
Additions	5,949
Write-off	(60)
Amortization expense	(593)
Balance, December 31, 2011	$6,226
Additions	1,467
Amortization expense	(1,226)
Balance, December 31, 2012	$6,467

Bank Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Bank Debt Borrowings Schedule

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2011	2012
Pelea	June 2007	December 2012	$31,987	$	―
Marindou	January 2008	December 2012	28,500		―
Avstes	April 2008	December 2012	28,284		―
Eniadefhi	February 2009	December 2012	34,500		―
Eniaprohi	November 2008	December 2012	34,000		―
Maxdodeka	February 2010	December 2012	―		―
Maxeikosi	August 2012	August 2014	―		17,875
Maxpente	July 2010	January 2015	38,200		33,900
Maxdodeka	December 2012	February 2016	―		23,150
Marathassa	February 2005	February 2017	16,565		13,305
Marindou	December 2012	January 2018	―		28,400
Marinouki	March 2006	March 2018	27,695		25,174
Avstes	December 2012	April 2018	―		22,700
Eniaprohi	December 2012	November 2018	―		24,000
Petra	January 2007	January 2019	24,971		22,220
Eniadefhi	December 2012	February 2019	―		33,750
Pemer	March 2007	March 2019	24,968		22,218
Eptaprohi	April 2012	April 2019	―		42,800
Pelea	December 2012	June 2019	―		32,298
Maxeikosiena	October 2012	October 2019	―		18,000
Soffive	November 2007	November 2019	35,400		33,000
Kerasies	December 2007	December 2019	33,065		30,932
Maxdekatria	March 2012	March 2020	―		20,800
Maxdeka	August 2011	December 2022	37,496		34,087
Staloudi	July 2008	July 2023	43,860		27,520
Shikoku	October 2011	August 2023	44,800		41,067
Maxeikositessera	September 2012	February 2024	―		33,971
Maxenteka	April 2012	April 2024	―		34,500
Total			$484,291		$615,667

Current portion			$18,486		$19,199
Long-term portion			$465,805		$596,468

Bank Debt Maturities Schedule

To December 31,
2013	.	$19,199
2014	.	49,012
2015	.	73,436
2016	.	67,762
2017	.	52,529
2018	and thereafter	353,729
Total	..	$615,667

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure
Commitments under Shipbuilding Contracts and Memorandums of Agreement

(a) Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of December 31, 2012 the Company had commitments under one shipbuilding contracts and six MoAs for the acquisition of six newbuilds and one second hand vessel. The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2013	$78,376	$2,432	$80,808
2014	57,700	1,376	59,076
2015	51,233	1,790	53,023
Total	$187,309	$5,598	$192,907

Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Revenues Tables [Abstract]
Revenues

Revenues are comprised of the following:
	Year Ended
	December 31,
	2010	2011	2012
Time charter revenue	$157,663	$167,759	$179,653
Ballast bonus	0	2,382	6,397
Other income	2,035	1,895	1,507
Total	$159,698	$172,036	$187,557

Vessel Operating Expense (Tables)	12 Months Ended
Dec. 31, 2012
Operating Expense [Abstract]
Vessel Operating Expenses [Table Text Block]

Vessel operating expenses are comprised of the following:
	Year Ended
	December 31,
	2010	2011	2012
Crew wages and related costs	$11,441	$13,196	$17,202
Insurance	1,880	2,260	2,828
Repairs, maintenance and drydocking costs	1,764	2,108	2,288
Spares, stores and provisions	3,947	4,055	6,939
Lubricants	2,808	3,059	3,296
Taxes	178	212	303
Miscellaneous	1,110	1,176	1,684
Total	$23,128	$26,066	$34,540

Fair Value of Financial Instrumets and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Financial Instruments And Derivative Insturments [Abstract]
Fair value of derivatives not designed as hedging instruments
Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2011	2012	2011	2012

Interest Rate	Derivative liabilities / Current liabilities	—	—	$2,237	$591

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	10,130	8,978

	Total Derivatives	$—	$—	$12,367	$9,569

Gain or loss recognized on derivatives not designed as hedging instruments
	Amount of (Loss) Recognized on Derivatives
	Year ended December 31,
	2011	2012
Foreign Exchange Forward Contracts	$(155)	$-
Interest Rate Contracts	(12,336)	(5,384)
Net (Loss) Recognized	$(12,491)	$(5,384)

Location and amounts of fair value of derivatives not designed as hedging instruments

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2011	2012
Derivative instruments – liability position	12,367	9,569

As of December 31, 2011 and 2012, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheet.

Interest rate derivatives schedule
Interest Rate Derivatives

Details of interest rate swap transactions entered into with certain banks in respect of certain loans and credit facilities as of December 31, 2011 and 2012 are presented in the table below:

				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility			Rate	2011	2012
Marindou (1)	January 14, 2008	January 14, 2013	3.9500%	$27,253	$25,759
Petra (1)	February 19, 2008	January 18, 2013	2.8850%	30,471	28,271
Pemer (1)	March 07, 2008	March 07, 2013	2.7450%	30,468	28,268
Marinouki (1)	March 19, 2008	March 05, 2013	2.7300%	27,695	26,051
Avstes (1)	April 25, 2008	April 18, 2013	3.8900%	27,342	25,684
Staloudi (1)	January 07, 2009	January 07, 2012	3.3850%	45,680	0
Eniadefhi (1)	April 01, 2009	February 12, 2014	3.3500%	39,375	37,125
Marathassa (2)	November 23, 2009	November 23, 2012	1.6500%	16,565	0
Maxdodeka (2)	February 01, 2010	February 01, 2013	3.9100%	32,250	30,600
Kerasies (2)	December 14, 2010	December 14, 2015	1.6500%	33,066	30,932
Maxpente (2)	January 31, 2011	January 31, 2015	1.2200%	38,200	36,400
Eniaprohi (2)	November 14, 2011	November 14, 2014	1.4000%	37,776	35,552
Soffive (2)	November 20, 2011	November 20, 2014	1.3500%	37,200	34,800
Pelea (2)	December 15, 2011	December 15, 2016	2.0500%	36,461	34,935
Marathassa (2)	November 23, 2012	November 21, 2015	1.9500%	14,935	14,935
Staloudi (2)	January 09, 2012	January 07, 2015	1.4500%	43,860	42,040
Maxdekatria (2)	September 28, 2012	September 28, 2017	0.9000%	0	20,800
Marindou (2)	January 14, 2013	January 16, 2018	1.6000%	28,500	28,500
Marinouki (2)	March 05, 2013	March 05, 2018	1.4800%	0	25,174

Total				$547,097	$505,826

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Acrrued Liabilities

Accrued liabilities are comprised of the following:
	December 31,
	2011	2012
Interest on long-term debt	$1,214	$1,720
Vessels’ operating and voyage expenses	1,365	1,929
Commissions	65	65
Interest on derivatives and other finance expenses	3,571	2,439
General and administrative expenses	341	211
Total	$6,556	$6,364

Early Redelivery Income, Net (Tables)	12 Months Ended
Dec. 31, 2012
Early Redelivery Income Net [Abstract]
Early Redelivery Income Net [Table Text Block]

			Year Ended
			December 31,
Company		Date	2010	2011	2012
Kerasies	(a)	March 25, 2010	(1,520)	—	—
Pemer	(b)	April 13, 2010	3,581	—	—
Pelea	(c)	April 28, 2010	(1,765)	—	—
Marindou	(d)	December 15, 2012	—	—	3,202
Eniadefhi	(e)	December 21, 2012	—	—	8,475
Other minor early redeliveries		Various	(164)	$207	$-
Total			$132	$207	$11,677

Lease Arrangements- Charters-out (Tables)	12 Months Ended
Dec. 31, 2012
Lease Arrangements [Abstract]
Lease Arragements Minimum Revenue

The future minimum time charter revenue, net of commissions, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2012, is as follows:

December 31,
2013	$118,918
2014	57,960
2015	27,446
2016	22,056
2017	22,958
Thereafter	175,652
Total	$424,990

General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2012
General and administrative expenses
General And Administrative Expense

General and administrative expenses for the years ended December 31, 2010, 2011 and 2012 were as follows:

	December 31,
	2010	2011	2012
Management fees - related party	$4,880	$6,026	$7,726
Professional fees (legal and accounting)	810	839	588
Director fees	240	240	240
Listing fees and expenses	63	58	53
Miscellaneous	1,025	1,326	1,339
Total	$7,018	$8,489	$9,946

Unearned Revenue/ Accrued revenue (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Received In Advance And Unearned Revenue [Abstract]
Unearned And Received In Advance Revenue
	December 31,
	2011	2012
Unearned Revenue
Revenue received in advance of service provided – Current liability	$4,131	$3,935
Deferred revenue resulting from varying charter rates
Current liability	19,080	14,270
Non-current liability	17,821	3,419
Total Unearned Revenue	$41,032	$21,624

Accrued Revenue
Resulting from varying charter rates – Current asset	$0	$554
Resulting from varying charter rates –Non Current asset	0	92
Total Accrued Revenue	$0	$646

Basis of Presentation and General Information, textuals (Details)	12 Months Ended
	Dec. 31, 2012 item	Jan. 12, 2007 item	Jun. 03, 2008 IPO [Member]
General Information [Abstract]
Entity Incorporation, Date of Incorporation	Dec 11, 2007
Entity Incorporation, State Country Name	Republic of The Marshall Islands
Sale Of Stock Number Of Shares Sold In Transaction			10,000,000
Percentage Of Ownership In Subsidiaries		100.00%
Number of subsidiaries owned by the entity	35	19
Number of drybulk vessels	24
Number Of Newbuild Vessels	6
Number of additional offerings	3
Number Of Second Hand Vessels	1

Basis of Presentation and General Information, detail (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum [Member]
Concentration Risk [Line Items]
Charterer percentage in total revenue	10.00%	10.00%	10.00%
Daiichi Chuo Kisen Kaisha
Concentration Risk [Line Items]
Charterer percentage in total revenue	46.48%	48.17%	44.92%
Kawasaki Kisen Kaisha
Concentration Risk [Line Items]
Charterer percentage in total revenue	16.39%	17.93%	18.78%
Cargill International S.A
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	0.00%	12.67%

Significant Accounting Policies, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Other comprehensive income/(loss)	$ 0
Provision for Doubtful Accounts	0	0	0
Property, Plant and Equipment, Useful Life	25 years
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	4.00%

Transactions with Related Parties, detail 1 (Details) (USD $)	12 Months Ended		19 Months Ended
	May 29, 2011	May 29, 2010	Dec. 31, 2012
Related Party Transactions [Abstract]
Variable fee	1.25%	1.00%	1.25%
Supervision fee	$ 375,000	$ 375,000	$ 550,000
Sales fee	1.00%	1.00%	1.00%
Acquisition fee	1.00%	1.00%	1.00%
Fixed fee	$ 575	$ 575	$ 700
Related Party Transaction, Description of Transaction			50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild

Transactions with Related Parties, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Fixed and Variable fees	$ 7,726	$ 6,026	$ 4,880
Supervision fees	1,375	2,113	938
Sales fees			330
Acquisition fees	$ 1,810	$ 1,348	$ 1,840

Accounts Receivable, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables
Trade receivables	$ 5,247	$ 5,550
Other Receivables	31,800
Total	$ 37,047	$ 5,550

Accounts Receivable, textual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contract Cancellation [Line Items]
Other Receivables	$ 31,800
Contract for Hull No J0131 [Member]
Contract Cancellation [Line Items]
Other Receivables	31,800
Vessel Capacity	180,000
Vessel Purchase Price	53,000
Installments Paid For Vessel Consruction	31,800
Accrued Interest Earned Related To Asset Puchase Cancellations	2,541
Capitalized expense	612
Accrued legal expense	$ 6

Vessels, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessel Cost
Vessel Cost, Beginning Balance	$ 743,116	$ 605,367
Transfers from Advances for vessel acquisitions	186,895	137,749
Vessel Cost,Ending Balance	930,011	743,116	605,367
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	(87,760)	(64,123)
Depreciation	(32,250)	(23,637)	(19,673)
Accumulated Depreciation, Ending Balance	(120,010)	(87,760)	(64,123)
Net Book Value
Net Book Value, Beginning Balance	655,356	541,244
Transfers from Advances for vessel acquisitions	186,895	137,749
Depreciation	(32,250)	(23,637)	(19,673)
Net Book Value, Ending Balance	810,001	655,356	541,244
Property Plant And Equipment Collateral For Debt	$ 795,966

Advances for Vessel Acquisition and Vessels under Construction, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances For Assets Acquisition And Assets Under Construction [Abstract]
Advances for vessel acquisition and vessels under construction, Beginning balance	$ 122,307	$ 99,014
Advances paid, including capitalized expense and interest	136,902	161,042
Assets purchase cancelation	(32,412)
Transferred to vessel cost	(186,895)	(137,749)
Advances for vessel acquisition and vessels under construction, Closing balance	$ 39,902	$ 122,307

Deferred Finance Charges, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs [Abstract]
Deferred Finance Costs, Noncurrent, Net , Beginning balance	$ 6,226	$ 930
Additions	1,467	5,949
Write-off	0	(60)
Amortization expense	(1,226)	(593)
Deferred Finance Costs, Noncurrent, Net , Closing balance	$ 6,467	$ 6,226

Bank Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total	$ 615,667	$ 484,291
Curent portion	19,199	18,486
Long term portion	596,468	465,805
Pelea [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	31,987
Commencement	Jun 1, 2007
Maturity	Dec 1, 2012
Pelea [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	32,298	0
Commencement	Dec 1, 2012
Maturity	Jun 1, 2019
Marindou [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	28,500
Commencement	Jan 1, 2008
Maturity	Dec 1, 2012
Marindou [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	28,400	0
Commencement	Dec 1, 2012
Maturity	Jan 1, 2018
Avstes [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	28,284
Commencement	Apr 1, 2008
Maturity	Dec 1, 2012
Avstes [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	22,700	0
Commencement	Dec 1, 2012
Maturity	Apr 1, 2018
Eniadefhi [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	34,500
Commencement	Feb 1, 2009
Maturity	Dec 1, 2012
Eniadefhi [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	33,750	0
Commencement	Dec 1, 2012
Maturity	Feb 1, 2019
Eniaprohi [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	34,000
Commencement	Nov 1, 2008
Maturity	Dec 1, 2012
Eniaprohi [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	24,000	0
Commencement	Dec 1, 2012
Maturity	Nov 1, 2018
Maxdodeka [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	0
Commencement	Feb 1, 2010
Maturity	Dec 1, 2012
Maxdodeka [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	23,150	0
Commencement	Dec 1, 2012
Maturity	Feb 1, 2016
Maxeikosi [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	17,875	0
Commencement	Aug 1, 2012
Maturity	Aug 1, 2014
Maxpente [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	33,900	38,200
Commencement	Jul 1, 2010
Maturity	Jan 1, 2015
Marathassa | Loan2 [Member]
Debt Instrument [Line Items]
Total	13,305	16,565
Commencement	Feb 1, 2005
Maturity	Feb 1, 2017
Marinouki [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	25,174	27,695
Commencement	Mar 1, 2006
Maturity	Mar 1, 2018
Petra [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	22,220	24,971
Commencement	Jan 1, 2007
Maturity	Jan 1, 2019
Pemer [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	22,218	24,968
Commencement	Mar 1, 2007
Maturity	Mar 1, 2019
Eptaprohi [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	42,800	0
Commencement	Apr 1, 2012
Maturity	Apr 1, 2019
Maxeikosiena [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	18,000	0
Commencement	Oct 1, 2012
Maturity	Oct 1, 2019
Soffive [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	33,000	35,400
Commencement	Nov 1, 2007
Maturity	Nov 1, 2019
Kerasies [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	30,932	33,065
Commencement	Dec 1, 2007
Maturity	Dec 1, 2019
Maxdekatria [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	20,800	0
Commencement	Mar 1, 2012
Maturity	Mar 1, 2020
Maxdeka [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	34,087	37,496
Commencement	Aug 1, 2011
Maturity	Dec 1, 2022
Staloudi [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	27,520	43,860
Commencement	Jul 1, 2008
Maturity	Jul 1, 2023
Shikoku [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	41,067	44,800
Commencement	Oct 1, 2011
Maturity	Aug 1, 2023
Maxeikositessera [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	33,971	0
Commencement	Sep 1, 2012
Maturity	Feb 1, 2024
Maxenteka [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	$ 34,500	$ 0
Commencement	Apr 1, 2012
Maturity	Apr 1, 2024

Bank Debt, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Instrument, Description of Variable Rate Basis	loans and credit facilities generally bear interest at LIBOR plus a margin, except for the Maxdeka, Shikoku, Maxenteka and Maxeikositria loan facilities, under which a portion of the principal amounts bear interest at the Commercial Interest Reference Rate published by the Organization for Economic Co-operation and Development applicable on the date of signing of the relevant loan agreements
Long-term Debt, Fair Value	$ 620,405
Debt Instrument, Frequency of Periodic Payment	loans and credit facilities are generally repayable in semi-annual installments and a balloon payment at maturity except for the Maxdeka, Shikoku, Maxenteka and Maxeikositria loan facilities, which are repayable in semi-annual installments
Line of Credit Facility, Remaining Borrowing Capacity	$ 8,077

Bank Debt, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 19,199
2014	49,012
2015	73,436
2016	67,762
2017	52,529
2018 and thereafter	353,729
Total	$ 615,667	$ 484,291

Bank Debt, textual 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Interest Costs Incurred	$ 10,038	$ 6,722	$ 6,738
Interest Costs, Capitalized During Period	966	1,472	315
Debt, Weighted Average Interest Rate	1.85%	1.44%	1.39%
Debt Instrument, Priority	• First priority mortgages over the vessels owned by the respective borrowers; • First priority assignment of all insurances and earnings of the mortgaged vessels; • Second priority mortgage over the Maritsa as security for the Kerasies loan; • Agreement for a second priority mortgage over the Kanaris as security for the Marinouki and Soffive loans • Second priority mortgage over the Pedhoulas Merchant as security for the Petra loan; • Second priority mortgage over the Pedhoulas Trader as security for the Pemer loan; and • Corporate guarantee from Safe Bulkers.
Ebitda Covenant	5.5:1 on a trailing 12 months basis
Ebitda After Deducting Cash Covenant	8.5:1 on a trailing 12 months’ basis
Net Worth Covenant	150,000
Mininum Free Liquidity On Deposit	500
Number Of Vessels Requiring Minimum Free Liquidity	5
Minimum Percentage Of Ownership	51.00%
Debt Instrument, Covenant Description	• its total consolidated liabilities divided by its total consolidated assets must not at any time exceed 80% or 85% as the case may be (“Consolidated Leverage Covenant”). The total consolidated assets are based on the fair market value of its vessels and the book values of all other assets, on an adjusted basis as set out in the relevant guarantee • the ratio of its aggregate debt to EBITDA must not at any time exceed 5.5:1 on a trailing 12 months’ basis or as the case may be the ratio of its aggregate debt after deducting cash to EBITDA must not at any time exceed 8.5:1 as applicable on a trailing 12 months’ basis (“EBITDA Covenant”) • its consolidated net worth (total consolidated assets less total consolidated liabilities) (“Consolidated Net Worth Covenant”) must not at any time be less than $150,000 • payment of dividends is subject to no event of default having occurred • maintenance of minimum free liquidity of $500 is required on deposit with a relevant lender on a per vessel basis for five vessels and • a minimum of 51% of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.
Debt Instrument, Covenant Compliance	As of December 31, 2012, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.
Bank Group 1 [Member]
Debt Instrument [Line Items]
Number Of Loan And Credit Facility Agrrements With Restrictive Liquidity Covenant	1
Mininum cash balance of loan with restrictive liquidity covenant	150
Consolidated Leverage Covenant Minimum	80.00%
Bank Group 2 [Member]
Debt Instrument [Line Items]
Number Of Loan And Credit Facility Agrrements With Restrictive Liquidity Covenant	1
Mininum cash balance of loan with restrictive liquidity covenant	$ 500
Consolidated Leverage Covenant Minimum	85.00%

Long-term Investment, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-term Investments [Abstract]
Long-term investment	$ 50,000	$ 50,000
Investment Maturity Date	Oct 14, 2014
Investment Interest Rate Type	The Company receives interest on a quarterly basis, based on the three-month U.S. dollar LIBOR plus a margin of 1.5%.
Investment Interest Rate Margin	1.50%
Investment Owned, at Fair Value	$ 49,500
Line of Floating Rate Note, Maximum Borrowing Capacity Percentage	80.00%

Share Capital, textual (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	May 09, 2008	Dec. 11, 2007
Equity [Abstract]
Ordinary shares authorized	200,000,000	200,000,000	200,000,000	500
Ordinary shares par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preference shares authorized	20,000,000	20,000,000	20,000,000
Preference shares par value	$ 0.01	$ 0.01	$ 0.01

Share Capital, textual 2(Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	May 09, 2008	Dec. 11, 2007	Jun. 03, 2008 IPO [Member]
Class of Stock [Line Items]
Sale Of Stock Number Of Shares Sold In Transaction					10,000,000
Share Price					$ 19
Sale of Stock, Description of Transaction					In connection with the IPO process, Vorini Holdings sold 10,000,000 shares of common stock of the Company of a par value of $0.001 per share at a price of $19 per share
Ordinary shares issued	76,661,451	70,891,916			54,500,000
Ordinary shares par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001

Share Capital, textual 3 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Proceeds on issuance of common stock (net)	$ 35,237	$ 39,637	$ 74,967
Private Placement [Member] | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			1,000,000
March 2010 public offering [Member]
Class of Stock [Line Items]
Common Stock, Discount on Shares			3,150
Payments of Stock Issuance Costs			861
March 2010 public offering [Member] | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			10,350,000
April 2011 public offering [Member]
Class of Stock [Line Items]
Common Stock, Discount on Shares		2,100
Payments of Stock Issuance Costs		263
April 2011 public offering [Member] | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		5,000,000
March 2012 Public Offering [Member]
Class of Stock [Line Items]
Common Stock, Discount on Shares	1,869
Payments of Stock Issuance Costs	$ 268
March 2012 Public Offering [Member] | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	5,750,000

Share Capital, textual 4 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Audit Committee Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	9,767	7,705
Share-based Compensation Arrangement by Share-based Payment Award, Description	Pursuant to an arrangement approved by the Company’s shareholders’ and the corporate governance, nominating and compensation committee effective July 1, 2008, the audit committee chairman receives the equivalent of $15 every quarter, payable in arrears in the form of newly issued common stock of the Company as part compensation for services rendered as audit committee chairman. The number of shares to be issued is determined based on the closing price of the Company’s common stock on the last trading day prior to the end of each quarter in which services were provided and are issued as soon as practicable following the end of the quarter.
Share Based Compensation Value Of Transaction	$ 15,000
Audit Committee Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	9,728	7,704
Share-based Compensation Arrangement by Share-based Payment Award, Description	Pursuant to an arrangement approved by the Company’s shareholders and the corporate governance, nominating and compensation committee, effective January 1, 2010, the independent directors of the Company other than the audit committee chairman each receive the equivalent of $7.5 every quarter, payable in arrears in the form of newly issued common stock of the Company as part compensation for services rendered as independent directors. The number of shares to be issued is determined as noted above.
Share Based Compensation Value Of Transaction	$ 7,500

Commitments and Contingencies, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 item
Commitments And Contingencies Disclosure
Number Of Moas	6
Number Of Shipbuilding Contracts	1
Number Of Newbuild Vessels	6
Number Of Second Hand Vessels	1
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	$ 80,808
2014	59,076
2015	53,023
Total	192,907
Due To Shipyards Sellers [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	78,376
2014	57,700
2015	51,233
Total	187,309
Due To Manager [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	2,432
2014	1,376
2015	1,790
Total	$ 5,598

Commitments and Contingencies, textual 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure
Insurance Maximum Amount	$ 1,000,000
Contract for Hull No J0131 [Member]
Contract Cancellation [Line Items]
Unrecorded contingent gain	1,923
Accrued Interest Earned Related To Asset Puchase Cancellations	2,541
Capitalized expense	612
Accrued legal expense	$ 6

Revenues, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Time charter revenue	$ 179,653	$ 167,759	$ 157,663
Ballast bonus	6,397	2,382	0
Other income	1,507	1,895	2,035
Total	$ 187,557	$ 172,036	$ 159,698

Vessel Operating Expenses, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Expense [Abstract]
Crew wages and related costs	$ 17,202	$ 13,196	$ 11,441
Insurance	2,828	2,260	1,880
Repairs, maintenance and drydocking costs	2,288	2,108	1,764
Spares, stores and provisions	6,939	4,055	3,947
Lubricants	3,296	3,059	2,808
Taxes	303	212	178
Miscellaneous	1,684	1,176	1,110
Total	$ 34,540	$ 26,066	$ 23,128

Fair Value of Financial Instruments and Derivatives Instruments, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative liabilities	$ 591	$ 2,237
Derivatives liabities	8,978	10,130
Derivatives not designated as hedging instruments | Interest Rate
Derivative [Line Items]
Total Derivatives	0	0
Total Derivatives	9,569	12,367
Derivatives not designated as hedging instruments | Interest Rate | Current assets [Member]
Derivative [Line Items]
Derivative assets	0	0
Derivatives not designated as hedging instruments | Interest Rate | Noncurrent assets [Member]
Derivative [Line Items]
Derivative assets	0	0
Derivatives not designated as hedging instruments | Interest Rate | Current liabilities [Member]
Derivative [Line Items]
Derivative liabilities	591	2,237
Derivatives not designated as hedging instruments | Interest Rate | Noncurrent liabilities [Member]
Derivative [Line Items]
Derivatives liabities	$ 8,978	$ 10,130

Fair Value of Financial Instruments and Derivatives Instruments, detail 2(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Net (Loss) Recognized	$ (5,384)	$ (12,491)	$ (8,164)
Derivatives not designated as hedging instruments | Other Expense Income On Derivates [Member]
Derivative [Line Items]
Foreign Exchange Forward Contracts	0	(155)
Interst Rate Contracts	$ (5,384)	$ (12,336)

Fair Value of Financial Instruments and Derivatives Instruments, detail 3(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1
Derivative [Line Items]
Derivative instruments- asset position	$ 0	$ 0
Derivative instruments- liability position	0	0
Significant Other Observable Inputs (Level 2)
Derivative [Line Items]
Derivative instruments- asset position	0	0
Derivative instruments- liability position	9,569	12,367
Level 3
Derivative [Line Items]
Derivative instruments- asset position	0	0
Derivative instruments- liability position	$ 0	$ 0

Fair Value of Financial Instruments and Derivatives Instuments, detail 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Notional Amount of Derivatives	$ 505,826		$ 547,097
Marindou [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Jan 14, 2008
Derivative, Maturity Date	Jan 14, 2013
Derivative, Fixed Interest Rate	3.95%	[1]
Notional Amount of Derivatives	25,759		27,253
Marindou [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Jan 14, 2013
Derivative, Maturity Date	Jan 16, 2018
Derivative, Fixed Interest Rate	1.60%	[2]
Notional Amount of Derivatives	28,500		28,500
Petra [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Feb 19, 2008
Derivative, Maturity Date	Jan 18, 2013
Derivative, Fixed Interest Rate	2.89%	[1]
Notional Amount of Derivatives	28,271		30,471
Pemer [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Mar 7, 2008
Derivative, Maturity Date	Mar 7, 2013
Derivative, Fixed Interest Rate	2.75%	[1]
Notional Amount of Derivatives	28,268		30,468
Marinouki [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Mar 19, 2008
Derivative, Maturity Date	Mar 5, 2013
Derivative, Fixed Interest Rate	2.73%	[1]
Notional Amount of Derivatives	26,051		27,695
Marinouki [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Mar 5, 2013
Derivative, Maturity Date	Mar 5, 2018
Derivative, Fixed Interest Rate	1.48%	[2]
Notional Amount of Derivatives	25,174		0
Staloudi [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Jan 7, 2009
Derivative, Maturity Date	Jan 7, 2012
Derivative, Fixed Interest Rate	3.39%	[1]
Notional Amount of Derivatives	0		45,680
Staloudi [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Jan 9, 2012
Derivative, Maturity Date	Jan 7, 2015
Derivative, Fixed Interest Rate	1.45%	[2]
Notional Amount of Derivatives	42,040		43,860
Avstes [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Apr 25, 2008
Derivative, Maturity Date	Apr 18, 2013
Derivative, Fixed Interest Rate	3.89%	[1]
Notional Amount of Derivatives	25,684		27,342
Eniadefhi [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Apr 1, 2009
Derivative, Maturity Date	Feb 12, 2014
Derivative, Fixed Interest Rate	3.35%	[1]
Notional Amount of Derivatives	37,125		39,375
Marathassa [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Nov 23, 2009
Derivative, Maturity Date	Nov 23, 2012
Derivative, Fixed Interest Rate	1.65%	[2]
Notional Amount of Derivatives	0		16,565
Marathassa [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Nov 23, 2012
Derivative, Maturity Date	Nov 21, 2015
Derivative, Fixed Interest Rate	1.95%	[2]
Notional Amount of Derivatives	14,935		14,935
Maxdodeka [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Feb 1, 2010
Derivative, Maturity Date	Feb 1, 2013
Derivative, Fixed Interest Rate	3.91%	[2]
Notional Amount of Derivatives	30,600		32,250
Kerasies [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Dec 14, 2010
Derivative, Maturity Date	Dec 14, 2015
Derivative, Fixed Interest Rate	1.65%	[2]
Notional Amount of Derivatives	30,932		33,066
Maxpente [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Jan 31, 2011
Derivative, Maturity Date	Jan 31, 2015
Derivative, Fixed Interest Rate	1.22%	[2]
Notional Amount of Derivatives	36,400		38,200
Eniaprohi [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Nov 14, 2011
Derivative, Maturity Date	Nov 14, 2014
Derivative, Fixed Interest Rate	1.40%	[2]
Notional Amount of Derivatives	35,552		37,776
Soffive [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Nov 20, 2011
Derivative, Maturity Date	Nov 20, 2014
Derivative, Fixed Interest Rate	1.35%	[2]
Notional Amount of Derivatives	34,800		37,200
Pelea [Member] | Future Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Dec 15, 2011
Derivative, Maturity Date	Dec 15, 2016
Derivative, Fixed Interest Rate	2.05%	[2]
Notional Amount of Derivatives	34,935		36,461
Maxdekatria [Member] | Current Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Inception Date	Sep 28, 2012
Derivative, Maturity Date	Sep 28, 2017
Derivative, Fixed Interest Rate	0.90%	[2]
Notional Amount of Derivatives	$ 20,800		$ 0

[1]	Under these swap transactions, the bank effects semi-annual floating-rate payments to the Company for the relevant amount based on the six-month U.S. dollar LIBOR, and the Company effects semi-annual payments to the bank on the relevant amount at the respective fixed rates.
[2]	Under these swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month U.S. dollar LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.

Accrued Liabilities, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 1,720	$ 1,214
Vessels' operating and voyage expenses	1,929	1,365
Commissions	65	65
Interest on derivatives and other finance expenses	2,439	3,571
General and administrative expenses	211	341
Total	$ 6,364	$ 6,556

Early Delivery Income, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	$ 11,677	$ 207	$ 132
Marindou [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	3,202
Eniadefhi [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	8,475
Kerasies [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination			(1,520)
Pemer [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination			3,581
Pelea [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination			(1,765)
Other Minor subsidiaries [Member]
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	$ 0	$ 207	$ (164)

Early Delivery Income, Net, textual (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 25, 2010 Kerasies [Member]	Dec. 31, 2012 Kerasies [Member]	Dec. 31, 2011 Kerasies [Member]	Dec. 31, 2010 Kerasies [Member]	Apr. 13, 2010 Pemer [Member]	Dec. 31, 2012 Pemer [Member]	Dec. 31, 2011 Pemer [Member]	Dec. 31, 2010 Pemer [Member]	Apr. 28, 2010 Pelea [Member]	Dec. 31, 2012 Pelea [Member]	Dec. 31, 2011 Pelea [Member]	Dec. 31, 2010 Pelea [Member]	Dec. 15, 2012 Eniadefhi [Member]	Dec. 31, 2012 Eniadefhi [Member]	Dec. 31, 2011 Eniadefhi [Member]	Dec. 31, 2010 Eniadefhi [Member]	Dec. 19, 2012 Marindou [Member]	Dec. 31, 2012 Marindou [Member]	Dec. 31, 2011 Marindou [Member]	Dec. 31, 2010 Marindou [Member]
Contract Termination [Line Items]
Cash Compensation Received On Contract Termination Net								$ 4,799,000								$ 8,644,000				$ 3,375,000
Time Charter Daily Fixed Rate				15,500								18,500
Accrued Revenue Recorded From Time Charter Contract Termination								1,218,000								169,000				173,000
Gain (Loss) on Contract Termination	$ 11,677,000	$ 207,000	$ 132,000				$ (1,520,000)				$ 3,581,000				$ (1,765,000)		$ 8,475,000				$ 3,202,000

Lease Arrangements-Charteres Out, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Lease Arrangements [Abstract]
2013	$ 118,918
2014	57,960
2015	27,446
2016	22,056
2017	22,958
Thereafter	175,652
Total	$ 424,990

Lease Arrangements-Charteres Out, textual (Details)	12 Months Ended
Dec. 31, 2012
Leases Arrangements [Abstract]
Estimated Offhire Days	12 days

General and Administrative Expense, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and administrative expenses
Management fee - related party	$ 7,726	$ 6,026	$ 4,880
Professional fees (legal and accounting)	588	839	810
Director fees	240	240	240
Listing fees and expenses	53	58	63
Miscellaneous	1,339	1,326	1,025
Total	$ 9,946	$ 8,489	$ 7,018

Unearned Revenue/Accrued Revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Current liability	$ 18,205	$ 23,211
Non-current liability	3,419	17,821
Total Unearned Revenue	21,624	41,032
Accrued Revenue [Abstract]
Resulting from varying charter rates Current asset	554	0
Resulting from varying charter rates Non Current asset	92	0
Total Accrued Revenue	646	0
Revenue Received In Advance [Member]
Deferred Revenue Arrangement [Line Items]
Current liability	3,935	4,131
Varying Charter Rates [Member]
Deferred Revenue Arrangement [Line Items]
Current liability	14,270	19,080
Non-current liability	$ 3,419	$ 17,821

Gain on Sale of Assets, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Sale of Productive Assets [Abstract]
Gross Proceeds From Sale Of Property Plant And Equipment			$ 33,000
Gain on sale of assets	0	0	15,199
Commission And Other Sale Of Property Plant And Equipment Directly Related Expenses			$ 832

Dividends, textual (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Sep. 30, 2012 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Common Stock Dividends Per Share Cash Paid Quarterly	$ 0.05	$ 0.15
Number Of Quarters Of Dividend Payments	1	3
Dividends paid			$ 37,463	$ 41,782	$ 37,820

Subsequent Events, textual (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Paraskevi	Jan. 31, 2013 Pedhoulas Commander	Jan. 31, 2013 Interest Rate Derivative	Jan. 31, 2013 Second Hand Vessel Acquisition Paraskevi dwt	Jan. 31, 2013 Second Hand Vessel Acquisition Pedhoulas Commander dwt	Jan. 31, 2013 Early delivery	Feb. 18, 2013 Dividend declaration [Member] Common Stock
DerivativeInstrumentDetailAbstract
Derivative, Fixed Interest Rate					0.98%
Notional Amount of Derivatives	$ 505,826,000	$ 547,097,000			$ 14,000,000
Vessel acquisition
Vessel Capacity						74,300	83,700
Vessel Purchase Price			13,850,000	19,400,000
Advances Paid Under Memorandum of Agreement On Signing Date			2,770,000	1,940,000
Advances To Be Paid Under Memorandum of Agreement On Delivery Date			11,080,000	17,460,000
Early Redelivery Income Net [Abstract]
Cash Compensation Received On Contract Termination Net								13,060,000
Time Charter Daily Fixed Rate								8,000
Charter Contract Period								22 months
Dividend declaration
Dividends Payable, Amount Per Share									$ 0.05
Dividends Payable									$ 3,834,000
Dividends Payable, Date Of Record									Mar 4, 2013
Dividends Payable, Date to be Paid									Mar 8, 2013